Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Monetary assets
Cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527
Accounts receivable	46,723	6,217
Long-term investments - common shares held	407,230	98,190	$ 246,026
Long-term investments - warrants held	3,265	785
Other long-term assets	16,527	21,616
Monetary liabilities
Accounts payable and accrued liabilities	22,557	13,553
Lease Liability	10,006
Pension liability	5,976	5,289
Currency risk [member]
Monetary assets
Cash and cash equivalents	2,473	7,833
Accounts receivable	139	160
Long-term investments - common shares held	407,230	98,190
Long-term investments - warrants held	3,265	785
Other long-term assets	0	3,114
Total Canadian dollar denominated monetary assets	413,107	110,082
Monetary liabilities
Accounts payable and accrued liabilities	10,342	9,291
Performance share units	28,791	20,989
Lease Liability	5,082	5,170
Pension liability	5,976	5,289
Total Canadian dollar denominated monetary liabilities	$ 50,191	$ 40,739